Inventory, Net	12 Months Ended
Jun. 30, 2025
Inventory, Net [Abstract]
Inventory, net
6.	Inventory, net

Inventory, net, as of June 30, 2024 and 2025, consist of the following:

	For the years ended June 30,
	2024	2025
	RMB	RMB

Products	4,381	24,000
Raw materials, Packing materials and others	1,975	7,879
Inventory	6,356	31,879
Provisions for inventory	(11)	(10,418)
Inventory, net	6,345	21,461